Cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents.
Cash and cash equivalents

23Cash and cash equivalents

	2025	2024
Bank balances	35,738	4,260
Cash and cash equivalents	35,738	4,260
Overdrafts	(11,898)	(12,928)
Net cash and cash equivalents	23,840	(8,668)

Balance drawn at
	Date drawn	Expiry	Repayment term	Principal value	December 31, 2025 (million)
Overdraft facilities
Stanbic Bank Limited - ZiG	Apr-25	Nov-27	On demand	ZiG12.5 million	$	Nil
Stanbic Bank Limited - USD	Apr-25	Nov-27	On demand	$4 million		$3.3 million
Ecobank - USD	Mar-25	Mar-26	On demand	$6 million		$2.2 million
Nedbank - USD	Apr-25	Apr-26	On demand	$7 million		$6.4million
First Capital Bank – USD	Oct-25	Oct-27	On demand	$2.5 million	$	Nil

23.1Fixed term deposits

	2025	2024
Fixed term deposit	5,000	—
	5,000	—

The fixed term deposit have maturity period of nine months, with contracted interest rates of 4.07% per annum. Interest income on these deposits is accrued over the life of the instruments and is received on maturity.